Financial risk management - Exposure to currency risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	$ 200.8	$ 481.5	$ 186.3
Deferred tax liability	(66.8)	(69.6)
Reclamation and closure cost obligations	(121.2)	(160.2)	$ (119.2)
Canadian dollar | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	33.9	35.1
Trade and other receivables	10.4	6.5
Investments	35.6	59.3
Income tax receivable (payable)	(0.4)	0.5
Trade and other payables	(128.6)	(96.0)
Deferred tax liability	(66.8)	(69.6)
Reclamation and closure cost obligations	(119.5)	(154.5)
Share units	(1.8)	(3.7)
Total exposure to currency risk	(237.2)	(222.4)
Mexican peso | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	0.0	0.6
Trade and other receivables	0.4	1.9
Investments	0.0	0.0
Income tax receivable (payable)	0.0	2.6
Trade and other payables	(1.3)	(2.7)
Deferred tax liability	0.0	0.0
Reclamation and closure cost obligations	0.0	(0.1)
Share units	0.0	0.0
Total exposure to currency risk	$ (0.9)	$ 2.3